ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accumulated Other Comprehensive Income
Balance at beginning of the year	¥ 1,750,619
Balance at end of the year	2,070,960	$ 324,978	¥ 1,750,619
Reclassifications out of accumulated other comprehensive income to net loss	0		0	¥ 0
Accumulated other comprehensive income
Accumulated Other Comprehensive Income
Balance at beginning of the year	151,677		163,196	123,923
Balance at end of the year	107,379	$ 16,850	151,677	163,196
Foreign currency translation adjustments
Accumulated Other Comprehensive Income
Other comprehensive (loss)/income, net of tax	(44,298)		(11,519)	39,273
Other comprehensive income, tax	¥ 0		¥ 0	¥ 0